UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                              ---------------

Check here if Amendment [ ]; Amendment Number: __________
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

Name:       Nierenberg Investment Management Company, Inc.
Address:    19605 NE 8th Street
            Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

                         Name:      David Nierenberg
                         Title:     President
                         Phone:     360-604-8600

      Signature, Place, and Date of Signing:

                         DAVID NIERENBERG
                         Camas, WA, August 14, 2009

      Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:           -1-
                                        ----------------

Form 13F Information Table Entry Total:      10
                                        ----------------

Form 13F Information Table Value Total:   $317,995
                                        ----------------
                                          (thousands)


List of Other Included Managers:  1 - Nierenberg Investment Management
                                      Offshore, Inc.

Form 13F Information Table

COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5          COLUMN6   COLUMN 7            COLUMN 8

                          Title                 Value      SHS OR              PUT/    Invest.  Other         Voting Authority
Name of Issuer            of Class    Cusip    (x$1000)    PRN AMT    SH/PRN   CALL   Disc.(1) Managers    Sole       Shared    None
ASSET ACCEPTANCE
CAPITAL CORP               Common   04543P100    37,920     4,931,049   SH            defined     1       4,083,208     847,841

BROOKS AUTOMATION INC      Common   114340102    20,656     4,610,670   SH            defined     1       3,893,720     716,950
ELECTRO SCIENTIFIC INDS
INC                        Common   285229100    42,709     3,806,484   SH            defined     1       3,216,390     590,094

MEDCATH CORPORATION        Common   58404W109    34,583     2,940,711   SH            defined     1       2,443,045     497,666
MEXICAN RESTAURANTS INC    Common   59283R104     3,149     1,192,956   SH            defined     1         922,965     269,991
MOVE, INC                  Common   62458M108    60,816    28,155,339   SH            defined     1      23,650,193   4,505,146
NATUS MEDICAL INC          Common   639050103    41,568     3,602,044   SH            defined     1       3,020,217     581,827
RADISYS CORP               Common   750459109    40,928     4,527,463   SH            defined     1       3,726,287     801,176
SUPERIOR ENERGY
SERVICES INC               Common   868157108    33,725     1,952,809   SH            defined     1       1,661,075     291,734

UNITED STATES NATL
GAS FUND LP                Unit     912318102     1,942       140,000   SH            defined     1         118,015      21,985

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.